Equity Method Investments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Long-Term Investments	$ 826	$ 1,733
Income (Loss) from Equity Method Investments	(907)	(4)	$ 60
Direct Operating Costs	$ 215,015	266,225	253,843
Interchart [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	33.00%
Long-Term Investments	$ 407	1,361
Income (Loss) from Equity Method Investments	(954)	(19)	31
Monthly lump sum fee	$ 345
Related Party Transaction, Date	Dec. 31, 2025
Direct Operating Costs	$ 4,140	4,140	4,140
Equity Method Investment, Additional Information	On January 30, 2026, the Company sold its holding to an unrelated party.
Starocean [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	25.00%
Long-Term Investments	$ 294	247
Income (Loss) from Equity Method Investments	$ 47	15	$ 29
Starocean [Member] | Held By Local Entrepreneurs [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	75.00%
CCL Pool [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	33.00%
Long-Term Investments	$ 125	$ 125